                                               File Numbers 2-94174 and 811-4142

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                                                                    ---
                         Pre-Effective Amendment Number
                                                        ---

                         Post-Effective Amendment Number 18

                                       and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X
                                                                        ---

                                Amendment Number 18


                            ADVANTUS HORIZON FUND, INC.
                 (Exact Name of Registrant as Specified in Charter)


                400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101
                      (Address of Principal Executive Offices)
         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (651) 665-3826


        ERIC J. BENTLEY, 400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101
                     (Name and Address of Agent for Service)


                                      Copy to:
                             Michael J. Radmer, Esquire
                                Dorsey & Whitney LLP
                               220 South Sixth Street
                         Minneapolis, Minnesota  55402-1498

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
      X   immediately upon filing pursuant to paragraph (b)
     ---
          On (date) pursuant to paragraph (b)
     ---
          60 days after filing pursuant to paragraph (a)(1)
     ---
          on (date) pursuant to paragraph (a)(1)
     ---
          75 days after filing pursuant to paragraph (a)(2)
     ---
          on (date) pursuant to paragraph (a)(2) of Rule 485.
     ---

IF APPROPRIATE, CHECK THE FOLLOWING BOX:
          this post-effective amendment designates a new effective date --- for a previously filed post-effective amendment.

Part A and Part B to the Registration Statement on Form N-1A for Advantus Horizon Fund, Inc. are incorporated herein by reference, in their entirety, from Post-Effective Amendment Number 17 filed December 3, 1998.

                        PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

          The exhibits to this Registration Statement are listed in the
Exhibit Index hereto and are incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.

     Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     Robert Street Energy, Inc.
     Capitol City Property Management, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     Personal Finance Company (Delaware)
     MIMLIC Venture Corporation
     HomePlus Insurance Agency, Inc.
     Ministers Life Resources, Inc.
     Enterprise Holding Corporation
     Wedgewood Valley Golf, Inc.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Ascend Insurance Agency of Nevada, Inc. (Nevada)
     Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Concepts in Marketing Services Corporation
     Lafayette Litho, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiaries of MIMLIC Imperial Corporation:

     J. H. Shoemaker Advisory Corporation (Tennessee)
     Consolidated Capital Advisors, Inc. (Tennessee)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     MIMLIC Life Insurance Company (Arizona)
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

     Advantus Money Market Fund, Inc.
     MIMLIC Cash Fund, Inc.
     Advantus Cornerstone Fund, Inc.
     Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 25.  INDEMNIFICATION

          The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, to the full extent permitted by Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith; received no improper personal benefit and the Minnesota Statute dealing with directors' conflicts of interest, if applicable, has been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

          Section 17(h) of the Investment Company Act of 1940 provides that neither the charter, certificate of incorporation, articles of association, indenture of trust, nor the by-laws of any registered investment company, nor any other instrument pursuant to which such a company is organized or administered, shall contain any provisions which protects or purports to protect any director or officer of such company against any liability to the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of his office. The staff of the Securities and Exchange Commission has stated that it is of the view that an indemnification provision does not violate Section 17(h) if it precludes indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties ("Disabling conduct") and sets forth reasonable and fair means for determining whether indemnification shall be made. In the staff's view, "reasonable and fair means" would include (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors") or (b) an independent legal counsel in a written opinion. The dismissal of either a court action or administrative proceeding against an indemnitee for insufficiency of evidence of any disabling conduct with which he has been charged would, in the staff's view, provide reasonable assurance that he was not liable by reason of disabling conduct. The staff also believes that a determination by the vote of a majority of a quorum of disinterested, non-party directors would provide reasonable assurance that the indemnitee was not liable by reason of disabling conduct.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


DIRECTORS AND OFFICERS                OFFICE WITH
OF INVESTMENT ADVISER              INVESTMENT ADVISER       OTHER BUSINESS CONNECTIONS
----------------------             ------------------       --------------------------
William N. Westhoff                President, Treasurer     Vice President and Director,
                                   and Director             Robert Street Energy, Inc.;
                                                            Senior Vice President and
                                                            Treasurer, Minnesota Life
                                                            Insurance Company; President,
                                                            MCM Funding 1997-1, Inc.;
                                                            President, MCM Funding 1998-1,
                                                            Inc.

Frederick P. Feuerherm             Vice President,          Vice President, Minnesota
                                   Assistant Secretary      Life Insurance Company;
                                   and Director             Vice President and Director,
                                                            MIMLIC Funding, Inc.; Vice
                                                            President and Assistant Secretary,
                                                            MCM Funding 1997-1, Inc.; Vice
                                                            President and Assistant Secretary,
                                                            MCM Funding 1998-1, Inc.

Guy M. de Lambert                  Vice President,          Second Vice President,
                                   Secretary and            Minnesota Life Insurance
                                   Director                 Company; President, Secretary
                                                            and Director, Personal Finance
                                                            Company; President and Director,
                                                            Wedgewood Valley Golf, Inc.;
                                                            President and Director, MIMLIC
                                                            Venture Corporation; President and
                                                            Director, MIMLIC Funding, Inc.;
                                                            President, Secretary and Director,
                                                            Robert Street Energy, Inc.; Vice
                                                            President and Secretary, MCM Funding
                                                            1997-1, Inc.; Vice President and
                                                            Secretary, MCM Funding 1998-1, Inc.

Lynne M. Mills                     Vice President           Second Vice President, Minnesota Life
                                                            Insurance Company; Vice President and
                                                            Director, Robert Street Energy, Inc.;
                                                            Vice President, MCM Funding 1997-1,
                                                            Inc.; Vice

                                                            President, MCM Funding 1998-1, Inc.

Dianne Orbison                     Vice President           Second Vice President, Minnesota Life
                                                            Insurance Company; Vice President and
                                                            Director, MCM Funding 1997-1, Inc.;
                                                            Vice President, MIMLIC Venture
                                                            Corporation; Vice President and Director,
                                                            MCM Funding 1998-1, Inc.

Richard W. Worthing                Vice President and       Vice President, MCM Funding
                                   Head of Equities         1997-1, Inc.; Vice
                                                            President, MIMLIC Funding,
                                                            Inc.; Vice President, MCM
                                                            Funding 1998-1, Inc.; Second
                                                            Vice President, Minnesota
                                                            Life Insurance Company

James P. Tatera                    Vice President,          Second Vice President,
                                   Equity Portfolio         Minnesota Life Insurance
                                   Manager                  Company; Vice President,
                                                            MIMLIC Funding, Inc.; Vice
                                                            President and Assistant
                                                            Secretary, MCM Funding
                                                            1997-1, Inc.; Vice President
                                                            and Assistant Secretary, MCM
                                                            Funding 1998-1, Inc.

Marilyn Froelich                   Vice President           Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.; Director,
                                                            Investment Advisory,
                                                            Minnesota Life Insurance
                                                            Company

Loren Haugland                     Vice President           Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.; Senior
                                                            Investment Officer,
                                                            Minnesota Life Insurance
                                                            Company

Thomas A. Gunderson                Vice President           Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.; Investment
                                                            Officer, Total Return,
                                                            Minnesota Life Insurance
                                                            Company

Kent R. Weber                      Vice President           Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding


                                                            1998-1, Inc.; Investment
                                                            Officer, Total Return,
                                                            Minnesota Life Insurance
                                                            Company

Jeffrey R. Erickson                Vice President           Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.; Investment
                                                            Officer, Total Return,
                                                            Minnesota Life Insurance
                                                            Company

Gary A. Aster                      Vice President           Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.; Investment
                                                            Officer, Equities, Minnesota
                                                            Life Insurance Company

Wayne R. Schmidt                   Vice President           Secretary and Treasurer,
                                                            MIMLIC Funding, Inc.;
                                                            Assistant Secretary and
                                                            Treasurer, Robert Street
                                                            Energy, Inc.; Vice President
                                                            and Secretary, MIMLIC
                                                            Imperial Corporation; Vice
                                                            President and Assistant
                                                            Secretary, MCM Funding
                                                            1997-1, Inc.; Vice President
                                                            and Assistant Secretary, MCM
                                                            Funding 1998-1, Inc.;
                                                            Investment Officer - Fixed
                                                            Income PM, Minnesota Life
                                                            Insurance Company

Joseph R. Betlej                   Vice President           Vice President, Secretary
                                                            and Director, Wedgewood
                                                            Valley Golf, Inc.; Vice
                                                            President and Secretary,
                                                            MIMLIC Venture Corporation;
                                                            Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.; Senior
                                                            Investment Officer,
                                                            Minnesota Life Insurance
                                                            Company

Steven Laude                       Vice President           Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.; Senior
                                                            Investment Officer - Fixed
                                                            Income, Minnesota Life
                                                            Insurance Company


Erica Bergsland                    Vice President           Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.; Senior
                                                            Investment Officer -
                                                            Mortgage, Minnesota Life
                                                            Insurance Company

Thomas G. Meyer                    Vice President           Vice President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.; Director,
                                                            Marketing Development,
                                                            Minnesota Life Insurance
                                                            Company

Rodney Hare                        Vice President           Director of Institutional
                                                            Marketing, Minnesota Life
                                                            Insurance Company; Vice
                                                            President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.

Gary Kleist                        Financial Vice           Director, Investment
                                   President                Operations, Minnesota Life
                                                            Insurance Company; Vice
                                                            President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding,
                                                            1998-1, Inc.

Sean O'Connell                     Vice President           Senior Investment Officer -
                                                            Mortgage, Minnesota Life
                                                            Insurance Company; Vice
                                                            President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.

John Leiviska                      Vice President           Senior Investment Officer -
                                                            Fixed Income, Minnesota Life
                                                            Insurance Company; Vice
                                                            President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.

Annette Masterson                  Vice President           Senior Investment Officer -
                                                            Fixed Income, Minnesota Life
                                                            Insurance Company; Vice
                                                            President, MCM Funding
                                                            1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.

Mark L. Henneman                   Vice President           Value Portfolio Manager,
                                                            Minnesota Life Insurance


                                                            Company; Vice President, MCM
                                                            Funding 1997-1, Inc.; Vice
                                                            President, MCM Funding
                                                            1998-1, Inc.

Kevin J. Hiniker                   Associate General        Investment Officer - Law
                                   Counsel                  and Assistant Secretary,
                                                            Minnesota Life Insurance
                                                            Company; Assistant
                                                            Secretary, Robert Street
                                                            Energy, Inc.; Assistant
                                                            Secretary, MCM Funding
                                                            1997-1, Inc.; Assistant
                                                            Secretary, MCM Funding
                                                            1998-1, Inc.


ITEM 27.  PRINCIPAL UNDERWRITERS

          (a) Ascend Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

          Advantus Horizon Fund, Inc.
          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.
          Advantus Money Market Fund, Inc.
          Advantus Bond Fund, Inc.
          Advantus Cornerstone Fund, Inc.
          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.
          Advantus Venture Fund, Inc.
          Advantus Index 500 Fund, Inc.
          MIMLIC Cash Fund, Inc.
          Variable Fund D
          Variable Annuity Account
          Minnesota Life Variable Life Account
          Group Variable Annuity Account
          Minnesota Life Variable Universal Life Account

          (b) The name and principal business address, positions and offices with Ascend Financial Services, Inc., and positions and offices with Registrant of each director and officer of Ascend Financial Services, Inc. is as follows:

                                   POSITIONS AND                 POSITIONS AND
NAME AND PRINCIPAL                 OFFICES                       OFFICES
BUSINESS ADDRESS                   WITH UNDERWRITER              WITH REGISTRANT
------------------                 ----------------              ---------------
Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Ascend Financial Services, Inc.    Executive Officer, Chief
400 Robert Street North            Compliance Officer and
St. Paul, Minnesota 55101          Director


Margaret Milosevich                Vice President, Chief         Assistant
Ascend Financial Services, Inc.    Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Ascend Financial Services, Inc.    and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101


          (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The physical possession of the accounts, books and other documents required to be maintained by Section 3(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder is maintained by Minnesota Life, 400 Robert Street North, St. Paul, Minnesota 55101; except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by the following custodian:

          U.S. Bank National Association
          180 East Fifth Street
          St. Paul, Minnesota  55101

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Registrant hereby undertakes to furnish, upon request and without charge to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders containing the information called for by Item 5A.

                                     SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 1st day of February, 1999.

                                          ADVANTUS HORIZON FUND, INC.
                                                 Registrant


                                          By
                                            ------------------------------
                                            William N. Westhoff, President


          Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                              President (principal     February 1, 1999
--------------------------    executive officer)
  William N. Westhoff         and Director


                              Director and Treasurer   February 1, 1999
--------------------------    (principal financial
  Frederick P. Feuerherm      and accounting officer)


  Ralph D. Ebbott*            Director)
--------------------------            )    By
  Ralph D. Ebbott                     )       -----------------------
                                      )         William N. Westhoff
                                      )           Attorney-in-Fact
  Charles E. Arner*           Director)
--------------------------            )    Dated:  February 1, 1999
  Charles E. Arner                    )
                                      )
                                      )
  Ellen S. Berscheid*         Director)
--------------------------            )
  Ellen S. Berscheid                  )

---------------


*Registrant's director executing power of attorney dated October 22, 1998, a copy of which is filed herewith.

                         ADVANTUS HORIZON FUND, INC.
                                EXHIBIT INDEX

Exhibit Number and Description:

(a)     Restated Articles of Incorporation for the Registrant. (1)

(b)     Revised Bylaws of the Registrant. (1)

(c)     Not applicable.

(d) Investment Advisory Agreement between Advantus Capital Management, Inc. and the Registrant. (1)

(e)(1) Underwriting and Distribution Agreement between the Registrant and Ascend Financial Services, Inc. (2)


(e)(2) Form of Dealer Sales Agreement between Ascend Financial Services, Inc., principal underwriter for the Registrant, and dealers. (2)

(f)     Not applicable.

(g) Form of Custodian Agreement between the Registrant and First Trust National Association. (1)

(h) Shareholder and Administrative Services Agreement between the Registrant and The Minnesota Mutual Life Insurance Company. (2)


(i)     Opinion and Consent of Dorsey & Whitney LLP.


(j)     Consent of KPMG Peat Marwick LLP. (2)

(k)     Not applicable.

(l) Letter of Investment Intent regarding the Registrant's initial capital. (1)

(m)(1)  Plan of Distribution for Class A shares of the Registrant. (2)

(m)(2)  Plan of Distribution for Class B shares of the Registrant. (1)

(m)(3)  Plan of Distribution for Class C shares of the Registrant. (1)

(n)(1)  Financial Data Schedule for Class A shares of the Registrant.

(n)(2)  Financial Data Schedule for Class B shares of the Registrant.

(n)(3)  Financial Data Schedule for Class C shares of the Registrant.

(o)     Multiple Class Plan pursuant to Rule 18f-3. (2)

(p) Power of Attorney to sign Registration Statement executed by Directors of Registrant.

-------------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed January 26, 1996.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed December 3, 1998.